Use of Judgments and Estimates (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 23, 2023	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Apr. 12, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018
Use of Judgments and Estimates (Details) [Line Items]
Terminal growth rate		10.00%	10.00%	10.00%
Gross margin rate		10.00%	10.00%
Discount percentage				10.00%
Tax contingencies amount		S/ 310,980,000
Oil and gas prices, percentage		10.00%	10.00%
Estimated Term Period		30 years	30 years	15 years	5 years
Pre-tax discount rates, description		The pre-tax discount rates used for the calculation of the present value in 2022 were 5.41% (US dollars) and 7.21% (soles) for Lot I; 5.29% (US dollars) and 6.96% (soles) for Lot V (in 2021 1.48% and 4.54% for Lot I and 1.13% and 4.01% for Lot V, respectively); and 6.57% (US dollars) and 8.22% (soles) for Lots III and IV, based on the rate applicable to Peruvian sovereign bonds in soles and dollars between 3, 5 and 30 years respectively, in effect as of December 2021 and 2022.					The pre-tax discount rates used for the calculation of the present value in 2022 were 5.41% (US dollars) and 7.21% (soles) for Lot I; 5.29% (US dollars) and 6.96% (soles) for Lot V (in 2021 1.48% and 4.54% for Lot I and 1.13% and 4.01% for Lot V, respectively); and 6.57% (US dollars) and 8.22% (soles) for Lots III and IV, based on the rate applicable to Peruvian sovereign bonds in soles and dollars between 3, 5 and 30 years respectively, in effect as of December 2021 and 2022.
Reduced price, percentage				10.00%
Net carrying amount, percentgae											72.25%
Recovery of estimated management equals, percentage										50.00%
Total term										8 years
Carrying value		S/ 70,800,000		S/ 59,900,000	S/ 51,300,000		$ 18.4	$ 15.0	$ 14.1
Consolidation of entities, percentage		50.00%	50.00%
Contractual agreement, description		The Corporation owns some direct and indirect subsidiaries in which it has control, even having less than 50% of the voting rights. These entities are mainly related to indirect subsidiaries in the real estate business owned through Viva Negocio Inmobiliario S.A.C., having control over relevant activities affecting the subsidiaries’ returns, even though the Corporation holds interest between 30% and 50%. Additionally, the Corporation has de facto control by a contractual agreement with the majority investor over Promotora Larcomar S.A. of which it owns 46.55% of the equity interest.	The Corporation owns some direct and indirect subsidiaries in which it has control, even having less than 50% of the voting rights. These entities are mainly related to indirect subsidiaries in the real estate business owned through Viva Negocio Inmobiliario S.A.C., having control over relevant activities affecting the subsidiaries’ returns, even though the Corporation holds interest between 30% and 50%. Additionally, the Corporation has de facto control by a contractual agreement with the majority investor over Promotora Larcomar S.A. of which it owns 46.55% of the equity interest.
Events After Reporting Period [Member]
Use of Judgments and Estimates (Details) [Line Items]
Total term						8 years
Proportion of voting rights held in associate	77.00%
Goodwill [member]
Use of Judgments and Estimates (Details) [Line Items]
Fair value increased or decreased		S/ 13,500,000
Trade- Marks [Member]
Use of Judgments and Estimates (Details) [Line Items]
Discount rate		10.00%		10.00%			10.00%	10.00%
Impairment provision increased or decreased		S/ 2,100,000	$ 16.1
Vives-DSD [Member]
Use of Judgments and Estimates (Details) [Line Items]
Reversal of impairment loss		S/ 2,500,000
GSP [Member]
Use of Judgments and Estimates (Details) [Line Items]
Discount rate		5.85%		2.73%			5.85%	2.73%
Estimated Term Period		8 years	8 years
Loans and receivables		S/ 542,400,000		S/ 643,900,000
Carrying value		72,200,000		32,800,000
Bottom of range [member]
Use of Judgments and Estimates (Details) [Line Items]
Provision for goodwill				4,600,000
Bottom of range [member] | Trade- Marks [Member]
Use of Judgments and Estimates (Details) [Line Items]
Impairment provision		3,100,000		3,000,000
Impairment of trade mark				10.2
Top of range [member]
Use of Judgments and Estimates (Details) [Line Items]
Provision for goodwill				15,000,000
Top of range [member] | Trade- Marks [Member]
Use of Judgments and Estimates (Details) [Line Items]
Impairment of trade mark				11,400,000
Top of range [member] | Trade- Marks [Member]
Use of Judgments and Estimates (Details) [Line Items]
Impairment provision		S/ 3,900,000		S/ 3,100,000